Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plan assets measured at fair value
Post-employment benefit liability (asset)	$ 716,095	$ 520,473	$ 407,179
Plan assets
Plan assets measured at fair value
Post-employment benefit liability (asset)	(1,703,058)	(1,993,762)	$ (2,064,546)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	300,549	434,323
Money market securities	912,626	1,013,674
Post-employment benefit liability (asset)	1,703,058	1,993,762
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	300,549	434,323
Money market securities	912,626	1,013,674
Post-employment benefit liability (asset)	1,703,058	1,993,762
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	227,004	265,599
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	227,004	265,599
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	262,879	280,166
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 262,879	$ 280,166